Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Gold interests [member] | Other gold interests [member] | Cangreios [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	$ 3	$ 16
Gold interests [member] | Other gold interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		40
Gold interests [member] | Other gold interests [member] | Fenix [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	25
Gold interests [member] | Other gold interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		14
Gold interests [member] | Other gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		275
Gold interests [member] | Other gold interests [member] | Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	44	44
Gold interests [member] | Other gold interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Repayments Of Other Than Through Business Combinations Mineral Stream Interests		10
Gold interests [member] | Other gold interests [member] | Kone [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	156
Silver interests [member] | Other silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	40	75
Silver interests [member] | Other silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	30
Silver interests [member] | Other silver interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		25
Silver interests [member] | Other silver interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Repayments Of Other Than Through Business Combinations Mineral Stream Interests		3
Accumulated impairment [member] | Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	120	120
Accumulated impairment [member] | Silver interests [member] | Pascua-Lama [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	338	338
Accumulated impairment [member] | Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 109	$ 109